CONTINGENT ACQUISITION LIABILITY	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Business Combination and Asset Acquisition [Abstract]
CONTINGENT ACQUISITION LIABILITY

NOTE 5. CONTINGENT ACQUISITION LIABILITY

Kabaq 3D Technologies, LLC

The Company’s November 2016 acquisition of assets relating to the acquisition of Kabaq 3D Technologies, LLC contained a provision for additional acquisition consideration triggered by a potential listing of the Company’s common stock on a national securities exchange and certain stock trading volume thresholds. In August 2021, the milestones triggering the additional consideration were met and the Company incurred $750,000 of additional acquisition cost. In accordance with GAAP, the cost has been accrued as legacy acquisition liability on the Company’s balance sheet at June 30, 2021. This obligation was satisfied in August 2021 through the issuance of common stock in settlement of 375,000 stock options at $2.00 per share.

KreatAR, LLC

The Company’s October 2016 acquisition of assets relating to the acquisitions of KreatAR, LLC contained a provision for additional acquisition consideration triggered by a potential listing of the Company’s common stock on a national securities exchange and certain stock trading volume thresholds. In August 2021, the milestones triggering the additional consideration were met. In connection therewith, the Company incurred $500,000 of additional acquisition cost. In accordance with GAAP, the cost has been accrued as legacy acquisition liability on the Company’s balance sheet at June 30, 2021.

NOTE 7. CONTINGENT ACQUISITION LIABILITY

Early Adopter, LLC

In connection with the Company’s April 2018 asset acquisition of Early Adopter.Com (“EA”), the Company expected to pay additional contingent amounts, based on EA’s annual revenues (“contingent performance bonus”) as measured and paid in each of the first three anniversary dates after the closing of the acquisition, paid by the issuance of the Company’s common stock at a fixed price of $3.25/share.

At June 30, 2020, the total estimated contingent acquisition liability was approximately $47,000 due for the third anniversary, which is included in accrued liabilities. During the year ended June 30, 2021, the Company issued approximately 32,000 shares of common stock in final payment of all contingent liabilities related to the EA acquisition and recorded share-based expense of approximately $96,800. There are no further obligations relating to the EA acquisition.

Kabaq 3D Technologies, LLC

The Company’s November 2016 acquisition of assets relating to the acquisition of Kabaq 3D Technologies, LLC contained a provision for additional acquisition consideration triggered by a potential listing of the Company’s common stock on a national securities exchange and certain stock trading volume thresholds. In August 2021, the milestones triggering the additional consideration were met and the Company incurred $750,000 of additional acquisition cost. In accordance with GAAP, the cost has been accrued as legacy acquisition expense on the Company’s statement of operations for the year ended June 30, 2021. At June 30, 2020, no expense was accrued because the likelihood of the Company going public and reaching the volume threshold was not probable at that time.

KreatAR, LLC

The Company’s October 2016 acquisition of assets relating to the acquisitions of KreatAR, LLC (and related entity LocateAR) contained a provision for additional acquisition consideration triggered by a potential listing of the Company’s common stock on a national securities exchange and certain stock trading volume thresholds. In August 2021, the milestones triggering the additional consideration were met. In connection therewith, the Company incurred $500,000 of additional acquisition cost. In accordance with GAAP, the cost has been accrued as legacy acquisition expense on the Company’s statement of operations for the year ended June 30, 2021. At June 30, 2020, no expense was accrued because the likelihood of the Company going public and reaching the volume threshold was not probable at that time.